Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]	General Partner [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]	Total	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Balance at Dec. 31, 2008	$ 30,071,901	$ 87,533,608	$ 599,790,920	$ 212,696,497	$ 515,570,112	$ 305,574	$ 889,530	$ 6,093,458	$ 2,160,447	$ 5,239,435	$ 30,377,475	$ 88,423,138	$ 605,884,378	$ 214,856,944	$ 520,809,547
Balance (in units) at Dec. 31, 2008											1,735,551.506	7,923,153.973	14,850,038.076	11,413,873.684	22,887,475.481
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(3,396,166)	(7,613,304)	(40,147,610)	1,752,399	(46,005,221)	(34,470)	(77,520)	(408,231)	20,139	(467,396)	(3,430,636)	(7,690,824)	(40,555,841)	1,772,538	(46,472,617)
Redemptions (in units)											(435,204.924)	(1,898,742.771)	(2,608,237.601)	(1,989,213.188)	(4,333,806.371)
Redemptions	(7,067,279)	(20,122,091)	(99,741,263)	(36,028,437)	(92,565,005)	(70,210)	(199,822)	(942,227)	(337,940)	(943,655)	(7,137,489)	(20,321,913)	(100,683,490)	(36,366,377)	(93,508,660)
Balance at Dec. 31, 2009	19,608,456	59,798,213	459,902,047	178,420,459	376,999,886	200,894	612,188	4,743,000	1,842,646	3,828,384	19,809,350	60,410,401	464,645,047	180,263,105	380,828,270
Balance (in units) at Dec. 31, 2009											1,300,346.582	6,024,411.202	12,241,800.475	9,424,660.496	18,553,669.110
Fair value Percentage of Partners' Capital											8.01%	2.33%	4.83%	3.89%	6.00%
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	2,299,999	(2,651,894)	(2,687,785)	19,344,514	11,593,566	23,603	(26,941)	(25,162)	203,961	121,949	2,323,602	(2,678,835)	(2,712,947)	19,548,475	11,715,515
Redemptions (in units)											(164,941.216)	(1,003,837.255)	(1,481,544.764)	(1,072,294.567)	(2,459,504.974)
Redemptions	(2,676,021)	(9,641,945)	(52,293,020)	(20,170,825)	(48,948,977)	(16,424)	(67,815)	(388,220)	(130,199)	(338,781)	(2,692,445)	(9,709,760)	(52,681,240)	(20,301,024)	(49,287,758)
Balance at Dec. 31, 2010	19,232,434	47,504,374	404,921,242	177,594,148	339,644,475	208,073	517,432	4,329,618	1,916,408	3,611,552	19,440,507	48,021,806	409,250,860	179,510,556	343,256,027
Balance (in units) at Dec. 31, 2010											1,135,405.366	5,020,573.947	10,760,255.711	8,352,365.929	16,094,164.136
Fair value Percentage of Partners' Capital											8.68%	(0.25%)	2.23%		3.27%
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(2,466,376)	(4,369,934)	(67,138,290)	(42,124,253)	(24,340,924)	(27,912)	(49,205)	(719,459)	(460,818)	(248,181)	(2,494,288)	(4,419,139)	(67,857,749)	(42,585,071)	(24,589,105)
Redemptions (in units)											(186,460.494)	(988,282.545)	(1,601,637.811)	(1,062,599.076)	(2,459,949.357)
Redemptions	(2,877,935)	(8,738,364)	(54,746,671)	(19,951,492)	(50,356,090)	0	(49,999)	(502,032)	(199,468)	(399,970)	(2,877,935)	(8,788,363)	(55,248,703)	(20,150,960)	(50,756,060)
Balance at Dec. 31, 2011	$ 13,888,123	$ 34,396,076	$ 283,036,281	$ 115,518,403	$ 264,947,461	$ 180,161	$ 418,228	$ 3,108,127	$ 1,256,122	$ 2,963,401	$ 14,068,284	$ 34,814,304	$ 286,144,408	$ 116,774,525	$ 267,910,862
Balance (in units) at Dec. 31, 2011											948,944.872	4,032,291.402	9,158,617.900	7,289,766.853	13,634,214.779